Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	June 30, 2025	December 31, 2024
Brands	$175,353	$162,575
Software development costs	1,042,528	935,888
Customer relationships	1,588,424	1,524,623
Computer software	44,955	39,220
Gross carrying value	$2,851,260	$2,662,306

Brands	130,751	113,474
Software development costs	765,970	664,536
Customer relationships	967,212	873,840
Computer software	37,676	29,141
Accumulated amortization	$1,901,609	$1,680,991
Intangible assets, net	$949,651	$981,315